CONVERTIBLE DEBT	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
CONVERTIBLE DEBT
NOTE 10 - CONVERTIBLE DEBT

NOTE 8 - CONVERTIBLE DEBT

On October 28, 2020, the Company issued a $138,000 convertible note with an OID of $10,000. The note matured on October 28,2021 with interest at 10% per annum. After 180 days the note was convertible into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years. On April 20, 2021 note was paid with the principal of $138,000, accrued interest of $6,805 and financing costs of $41,400.

On November 11, 2020, the Company issued a $82,500 convertible note with an OID of $7,500. The note matured on October 28, 2021 with fixed interest of 10%. After 180 days the note was convertible into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion. On April 22, 2021, the note was paid consisting of principal of $82,500, accrued interest of $8,250 and finance costs of $24,750.

On February 16, 2021, the Company issued a $100,000 convertible note with an OID of $5,000. The note matured on February 16, 2022, with fixed interest of 10%. After 180 days the note was convertible into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years. On August 16, 2021, the note was paid consisting of principal of $100,000, accrued interest of $5,000 and financing costs of $35,000.

On August 10, 2021, the Company issued a $200,000 convertible note. The note matured on February 10, 2022, with fixed interest of 10%. Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note was convertible into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years. On March 28, 2022, the Note was paid consisting of $200,000 in principal, accrued interest of $9,973 and financing costs of $50,000.

On April 7, 2022, the Company issued a $275,000 convertible note with an OID of $25,000. The note matures on March 29, 2023, bears fixed interest of 8% plus contains a most favored nations statement. Within 180 days of issuance, the note may be repaid at a premium of 115% of the face value of the note and 150% of the unconverted balance of the note after 180 days and prior to maturity. After 180 days the note may be converted into common stock of the Company at $0.075 per share or a 20% discount to the lowest VWAP (Volume- Weighted Average Pricing) price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years.

NOTE 10 – CONVERTIBLE DEBT

On December 31, 2019, the Company signed a guaranteed interest rate of 7% Convertible note for $161,250 with an OID of $11,250. The note was funded on January 3, 2020 . The note is convertible into common stock of the Company after 180 days at the rate of 60% of the lowest trading price for twenty days prior to conversion or $0.078 whichever is lower. The note may be repaid to the issuer within 180 days from issuance at variable premium rates of 115% to 135% above face value calculated on the outstanding face value of the note plus guaranteed interest .

On May 7, 2020, The Company issued an 8% $50,000 one year convertible note. The note was convertible into common stock at the lesser of $0.20 per share or 80% of the lowest closing bid five days prior to conversion.

On July 7, 2020, $50,000 of the one year convertible note payable was converted into 50,000 shares of series A preferred

On October 28, 2020, the Company issued a $138,000 convertible note with an OID of $10,000. The note matures on October 28, 2021 and bears interest at 10% per annum. After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAP during the 20 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 212% and expected life of .50 years. On April 20, 2021, note was paid with the principal of $138,000, accrued interest of $6,805 and financing costs of $41,400.

On November 11, 2020, the Company issued a $82,500 convertible note with an OID of $7,500. The note matures on October 28,2021 with a fixed interest of 10%. After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion. On April 22, 2021, the note was paid consisting of principal of $82,500, accrued interest of $8,250 and finance costs of $24,750.

On February 16, 2021, the Company issued a $100,000 convertible note with an OID of $5,000. The note matures on February 16, 2022, and bears fixed interest of 10%. After 180 days the note may be converted into common stock of the Company at a 30% discount to the lowest trading price during the 15 days prior to conversion. The initial derivative was calculated using risk free interest of .18%, volatility of 213% and expected life of 1.00 years. On August 16, 2021, the note was paid consisting of principal of $100,000, accrued interest of $5,000 and financing costs off $35,000.

On August 10, 2021, the Company issued a $200,000 convertible note. The note matures on February 10, 2022, and bears fixed interest of 10%. Within 180 days of issuance the note may be repaid at an escalating premium up to 125% of the face value of the note. After 180 days the note may be converted into common stock of the Company at $0.06 per share or a 25% discount to the lowest trading price during the 10 days prior to conversion. The initial derivative was calculated using risk free interest of .05%, volatility of 132% and expected life of 0.50 years. On March 28, 2022, the Note was paid consisting of $200,000 in principal, accrued interest of $9,972.60 and financing costs of $50,000.